Net Defined Benefit Liabilities (Assets) - Schedule of Expected Maturity Analysis of Undiscounted Pension Benefits (Details) ₩ in Millions	Dec. 31, 2025 KRW (₩)
Disclosure of net defined benefit liability (asset) [Line Items]
Pension benefits	₩ 3,643,789
Less than 1 year
Disclosure of net defined benefit liability (asset) [Line Items]
Pension benefits	310,424
Between 1-2 years
Disclosure of net defined benefit liability (asset) [Line Items]
Pension benefits	344,185
Between 2-5 years
Disclosure of net defined benefit liability (asset) [Line Items]
Pension benefits	789,356
Over 5 years
Disclosure of net defined benefit liability (asset) [Line Items]
Pension benefits	₩ 2,199,824